Calvert

Investments that make a difference®

September 30, 2001

Annual Report

Calvert South Africa Fund

Table

of

Contents

President's Letter

1

Social Update

2

Portfolio

Manager Remarks

3

Report of

Independent Public Accountants

6

Schedule of Investments

7

Statement of Assets and Liabilities

9

Statement

of Operations

10

Statements

of Changes in

Net Assets

11

Notes to

Financial Statements

12

Financial Highlights

17

Dear Shareholders:

It is impossible to anticipate the full economic and investment impact of the devastating events of September 11th on U.S. and world financial markets and investors. However, while these acts of terror have surely exacerbated pre-existing and short-term weaknesses in global economies and markets, our long-term outlook remains positive.

Prior to the attack on the World Trade Center and Pentagon, stocks in the U.S. and most developed nations were trading lower on concerns about rising unemployment and continued erosion of profits. The economic slowdown which started in late 2000 did not show signs of reversing in the last half of this year, as some had speculated it would.

Despite near-term depressed economic growth, infusion of liquidity into the markets and the U.S. economy through continued action of the Federal Reserve (coupled with Congress's recent multi-billion dollar economic relief package) should provide a counterbalance to the effects of September's tragic events. We anticipate that while some sectors - most notably tourism, insurance, and airline transportation - are facing significant challenges, others may benefit.

In summary, while the outlook may appear somewhat bleak for the near-term, our long-term view remains confident. We believe the underlying strengths of our markets, economy, and nation will prevail.

I would like to reiterate the importance of keeping a long-term perspective and a diversified portfolio and in seeking the counsel of your financial professional as you make investment decisions. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

Barbara J. Krumsiek

President and CEO

October 26, 2001

Social

Update

Shareholder Resolutions

This year, Calvert filed our highest number of shareholder resolutions ever - 14 - on issues ranging from equal employment opportunity (EEO) disclosure to workplace violence and global labor accountability. We are pleased to report that because of our successful work with the management of these companies to ameliorate situations of concern, we have now withdrawn 11 of these resolutions. Calvert has also engaged more than 40 companies in dialogues concerning labor and human rights standards, diversity, electronic waste (i.e., recycling computer hardware), climate change, and community lending practices.

The Calvert Social Index is Reconstituted

On September 28, Calvert reconstituted its Calvert Social Index to reflect a revised list of companies that make up its market-weighted index. The reconstitution process changed the composition of the index, with more emphasis on growth stocks and technology than last year. The number of companies in the index rose slightly to 627 from 585 at the end of the reconstitution period. Although the index was reconstructed last fall to incorporate approximately 640 companies, this number had been reduced over the course of the year by the effects of mergers, bankruptcies and other corporate events.

Calvert's Commitment to International Cooperation

Calvert is pleased to confirm its support for the United Nations Secretary-General's Global Compact initiative. Global labor, human rights, and environmental standards are closely linked to Calvert's commitment to build a more sustainable world. We commend this initiative and support greater corporate responsibility around the world.

Denzil Newman

of African Harvest Fund Managers

Please Note: The first half of this period was prior to the reorganization of the RISA Fund and Calvert New Africa Fund into the Calvert South Africa Fund.

How did the Fund perform?

For the year ended September 30, 2001, the Calvert South Africa Fund declined 29.17%, underperforming the JSE All Share Index which declined 17.59% for the period.

What was your strategy?

More than two-thirds of the decline during the period was due to the weak currency, which lost 10% in the first half and 11% in the second. There were additional reasons for the decline:

1. In the first half of the year the Fund was under-exposed to the more speculative resource sectors (34% of the index) including gold mines and other mining companies, which performed strongly despite a deteriorating outlook for metals and commodities as the world economic slowdown commenced. The support for this sector was mainly due to unexpected currency shocks.

2. Screening precluded our investment in tobacco, liquor, and gambling stocks, all of which performed strongly appreciating over 40% in the first half of the year.

3. In the second half of the year the Fund incurred some problems with certain inherited equity positions and African currencies.

None of the above events are expected to recur in the coming year, although market

Portfolio Statistics

September 30, 2001

Investment Performance

.................................................6 Months...............12 Months

...................................................ended......................ended

.................................................9/30/01.....................9/30/01

South Africa Fund:

Class A..................................(17.52%)...............(29.17%)

JSE All Share Index...............(9.13%)...............(17.59%)

MSCI South

Africa Index GD....................(10.70%)...............(21.56%)

Ten Largest Stock Holdings

...........................................................................% of Net Assets

Anglo American Corp................................................9.6%

Sasol, Ltd....................................................................4.2%

Standard Bank Investment Corp.............................3.9%

Anglo American Platnum

...............Corp, Ltd.......................................................3.9%

Billiton plc...................................................................3.5%

Sappi, Ltd....................................................................3.5%

Investec Group, Ltd....................................................3.4%

Old Mutual plc.............................................................3.3%

South African Breweries plc.....................................3.3%

Sanlam, Ltd.................................................................3.1%

Total.............................................................................41.7%

Pursuant to an Agreement and Plan of Reorganization, the RISA Fund was reorganized into the Class A Shares of the Calvert South Africa Fund. Accordingly, the above performance results prior to March 29, 2001 for the Class A Shares of the Calvert South Africa Fund reflect the performance of the RISA Fund.

Investment performance does not reflect the deduction of any front-end sales charge.

GD represents gross dividends.

Sources: Lipper Analytical Services, Inc. and Bloomberg

Portfolio Statistics

September 30, 2001

Average Annual Total Returns

...............

...................................Class A shares

One year............................(32.47%)

Since inception ...............(16.12%)

(10/1/99)

...............

Pursuant to an Agreement and Plan of Reorganization, the RISA Fund was reorganized into the Class A Shares of the Calvert South Africa Fund. Accordingly, the above performance results prior to March 29, 2001 for the Class A Shares of the Calvert South Africa Fund reflect the performance of the RISA Fund.

volatility will no doubt deliver its own surprises!

The Fund has remained overweighted in financials and industrials for most of the year, due to their far more predictable earnings outlook. Good stock selection has however compensated for poor relative sector performance.

Over the final quarter the Fund increased exposure to the resources sector through purchases of gold shares and mining houses, reduced an overweight position in the IT sector, and increased cash to 16%, of which 6% was in US dollars as of September 30.

What was the investment climate?

The final months of our 2001 fiscal year were of course the worst time period, with the rand declining by 7.1% and the ALSI in dollars by 15.5%. The Calvert South Africa Fund lost 13.2% in September, thus outperforming the JSE All Share Index by more than two percentage points.

The currency decline appears to have been driven by European hedge fund activity and bears no relation to conventional funda-

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. Past performance is no guarantee of future results.

mentals. Foreign exchange reserves in South Africa are at a seven-year high, the trade surplus remains very healthy, and inflation is around ten-year lows. Purchasing power parity analysis, though no leading indicator for any currency, is in unusually cheap territory.

However, taking a lead from the US, market psychology now appears to be in recovery mode, from a state of fear and pessimism to the realization that price weakness was overdone. This applies even more in South Africa than in the US, where the decline in values was considerably greater, although the earnings picture remained materially different. So far the recovery has also been much more muted than in the US.

The positives and negatives for the South Africa equity market may currently be summarized as follows:

Positive:

P/E multiple in low territory - now at 10 times, well below the five- or ten-year average.

We expect earnings growth should be at least 10% this year and in 2002 mainly due to an exporter bonanza related to currency weakness. The resources sector has recovered strongly for this reason.

The economy is nowhere near recession and should continue to grow at a 2-3% rate. Consumer markets have already been through a very weak period for two years and are recovering.

Interest rates are still very high in real terms (prime at 13.5%) and have considerable scope for further reduction.

Tourism could be substantially boosted by the weak rand, and a bonanza Christmas is expected in part banking on tourists from Europe.

The gold price appreciation will have a multiplier effect on the economy as gold remains South Africa's main export product and employs the most people. Fundamentals for the price appear to be more positive.

Negative:

Political tension to the north remains a problem, with fears that Mr. Mugabe will interfere with the up-coming election in Zimbabwe.

Reports on AIDS have become more alarming, with five to seven million people expected to die before 2010, causing flat to negative population growth and a heavy burden on State facilities.

Evidence of corruption in government departments, particularly related to an arms procurement contract. (The positive relating to this is that it has been exposed and the perpetrators are being brought to justice.)

Unemployment of unskilled workers remains a growing problem and is leading to more crime, which in turn is leading to the emigration of skilled workers.

Inflation is expected to rise as a result of the currency weakness and sharp petrol price rises.

The introduction of capital gains tax in October 2001 ..............................

What is your outlook?

We are continuing to raise exposure to resource stocks that are less vulnerable to dollar contraction in their commodity export price that would more than offset South Africa currency weakness. There has been excessive weakness in certain financial shares which we are also taking advantage of. Overall, it is our view that the high cash percentage can now be reduced closer to 10%, taking advantage of low prices following panic selling last month.

October 26, 2001

Report of Independent Public Accountants

To the Board of Directors of Calvert Impact Fund, Inc. and Shareholders of Calvert South Africa Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert South Africa Fund, (one series of Calvert Impact Fund, Inc., hereafter referred to as the "Fund"), as of September 30, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the year ended September 30, 2000 of the Fund were audited by the other auditors, whose report dated November 22, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert South Africa Fund as of September 30, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

November 16, 2001

Schedule of Investments

September 30, 2001

Equity Securities - 83.9%.............................................................Shares..............Value

Ghana - 3.0%

Ashanti Goldfields Co. Ltd.*..............................................................1.......................$4

Guinness Ghana Ltd.*...........................................................339,900...............43,147

Social Security Bank Ltd. ......................................................218,700...............70,946

...............................................................................................................................114,097

..............................

Ivory Coast - 1.1%..............................

Societe National des Telecommunication ..........................1,400...............39,933

..............................

South Africa - 60.8%..............................

ABSA Group Ltd........................................................................15,000...............61,939

Africa Glass Industries Ltd...................................................102,400...............36,892

Alexander Forbes Ltd...............................................................40,000...............64,295

Amalgamated Beverages Industries Ltd...............................7,000...............32,668

Anglo American Platnum Corp. Ltd.......................................4,300...............143,000

AngloGold Ltd..............................................................................1,500...............48,553

AST Group Ltd.........................................................................320,000...............79,814

BIDVest Group Ltd....................................................................14,101...............67,137

Billiton plc..................................................................................32,500...............130,058

Ceramic Industries Ltd..............................................................5,000...............29,376

Dimension Data Holdings Ltd.*.............................................44,179...............45,546

Gold Fields............... South Africa Ltd......................................10,000...............45,173

Hosken Construction Investment Ltd.*...............................100,000 ...............36,581

Illovo Sugar Ltd........................................................................100,000 ...............80,923

Investec Group Ltd.......................................................................7,100...............128,133

Malbak Ltd.................................................................................145,000................46,614

Mossie Holdings (Pty) Ltd.*^............................................................25...............111,962

Murray & Roberts*.............................................................70,000................55,094

Net 1 Applied Technology Holdings Ltd.*............................135,000................51,630

Network Healthcare LP..........................................................480,000...............105,887

Northam Platinum Ltd...............................................................40,000................53,209

Pick 'n Pay Holdings Ltd............................................................85,000................38,632

Sanlam, Ltd...............................................................................111,800...............114,143

Sappi Ltd......................................................................................15,000...............129,033

Sasol Ltd.*...................................................................................19,000...............155,017

Standard Bank Investment Corp.............................................42,300...............144,893

Steinhoff International Holdings Ltd........................................96,000................75,557

Univet Service Technologies....................................................45,000................67,898

Venfin Ltd......................................................................................30,000...............57,533

Wooltru Ltd...................................................................................25,000...............20,785

..............................................................................................................................2,257,975

..............................

Tunisia - 2.7%..............................

Banque International Arabe du Tunisie....................................5,000...............74,395

Tunisie Leasing.............................................................................1,100...............24,896

.............................................99,291

..............................

Equity Securities - Cont'd...........................................................Shares...............Value

United Kingdom- 16.3%..............................

Anglo American Corp.*...............................................................30,033...............$357,562

Old Mutual plc*.............................................................................75,000..................124,294

South African Breweries plc......................................................20,000..................122,825

.......................................................................................................................................604,681

..............................

...............TOTAL INVESTMENTS (Cost $3,928,852) - 83.9%...........................3,115,977

.............................................Other assets and liabilities, net - 16.1%...................598,169

.............................................Net Assets - 100%...................................................$3,714,146

..............................

..............................

..............................

.............................................

*...............Non-income producing.

^...............Restricted security representing 3% of the Fund's net assets. This security was valued by the Board of Directors. See Notes A & B. As a result of events subsequent to year end, this security was written down to a value of $0, effective October 31, 2001. See Note D.

See notes to financial statements.

Statement of Assets and Liabilities

September 30, 2001

Assets

Investments in securities, at value - see accompanying schedule..............................$3,115,977

Foreign currency, at value (cost $420,952).............................................................................356,301

Cash................................................................................................................................................235,434

Receivable for securities sold....................................................................................................268,688

Receivable for shares sold..............................................................................................................2,550

Interest and dividends receivable................................................................................................38,549

Other assets.......................................................................................................................................7,843

...............Total assets..................................................................................................................4,025,342

Liabilities

Payable for securities purchased..............................................................................................277,063

Payable for shares redeemed........................................................................................................2,937

Payable to Calvert Asset Management Co., Inc...........................................................................7,437

Payable to Calvert Administrative Services Co................................................................................653

Payable to Calvert Shareholder Services, Inc..................................................................................290

Payable to Calvert Distributors, Inc....................................................................................................816

Accrued expenses and other liabilities........................................................................................22,000

...............Total liabilities..................................................................................................................311,196

..............................Net Assets...................................................................................................$3,714,146

Net Assets Consist of:.............................................

Paid-in capital applicable to 304,655 outstanding Class A shares of

...............common stock, $0.01 par value with 250,000,000

...............Class A shares authorized.......................................................................................$9,590,478

Accumulated net realized gain (loss) on investments

...............and foreign currencies.............................................................................................(4,990,967)

Net unrealized appreciation (depreciation) on investments

...............and assets and liabilities in foreign currencies......................................................(885,365)

.............................................Net Assets.....................................................................................$3,714,146

.............................................

.............................................Net Asset Value Per Share................................................................$12.19

.............................................

.............................................

.............................................

See notes to financial statements.

Statement of Operations

Year ended September 30, 2001

Net Investment Income

Investment Income:

...............Dividend income (net of foreign taxes withheld of $1,168).....................................$80,441

...............Interest income....................................................................................................................1,890

..............................Total investment income...................................................................................82,331

Expenses:

...............Investment advisory fee....................................................................................................28,880

...............Transfer agency fees and expenses.............................................................................31,771

...............Administrative fee................................................................................................................4,475

...............Distribution Plan expenses.............................................................................................12,671

...............Directors' fees and expenses...........................................................................................9,369

...............Accounting fees.................................................................................................................34,362

...............Custodian fees..................................................................................................................27,487

...............Registration fees...............................................................................................................12,056

...............Reports to shareholders....................................................................................................2,136

...............Professional fees..............................................................................................................30,680

...............Insurance Expense...........................................................................................................28,473

...............Miscellaneous......................................................................................................................1,819

..............................Total expenses.................................................................................................224,179

..............................Reimbursement from Advisor ....................................................................(163,755)

..............................Fees paid indirectly............................................................................................(1,464)

.............................................Net expenses.......................................................................................58,960

............................................................Net Investment Income.......................................................23,371

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:

..............................Investments....................................................................................................(871,256)

..............................Foreign currency transactions....................................................................(148,095)

..............................Net increase from payments by affiliates for losses realized

...............................on the disposal of investments in violation of ...restrictions........................6,921

......................................................................................................................................................(1,012,430)

Change in unrealized appreciation or (depreciation) on:

..............................Investments and foreign currencies................................................................30,038

..............................Assets and liabilities denominated in foreign currencies...........................(7,540)

...............................................................................................................................................................22,498

.................................................Net Realized and Unrealized Gain

.................................................(Loss) ............................................................................................(989,932)

............................................................Increase (Decrease) in Net Assets

............................................................Resulting From Operations..........................................($966,561)

See notes to financial statements.

Statements of Changes in Net Assets

.....................................................................................................................................................From Inception

....................................................................................................................Year Ended..........October 1, 1999

................................................................................................................September 30,............Through

Increase (Decrease) in Net Assets........................................................2001...............September 30, 2000

Operations:

...............Net investment income.............................................................$23,371...............$12,093

...............Net realized gain (loss)......................................................(1,012,430)...............(32,679)

...............Change in unrealized appreciation or (depreciation)...........22,498...............(84,243)

..............................Increase (Decrease) in Net Assets

..............................Resulting From Operations..................................(966,561)...............(104,829)

Distributions to shareholders from

...............Net investment income...........................................................(33,414)................................-

Capital share transactions:

...............Shares sold..............................................................................471,924...............1,152,500

...............Shares issued from merger (See Note A)......................3,768,001................................-

...............Reinvestment of distributions................................................29,191.................................-

...............Redemption fees...........................................................................185........................4,013

...............Shares redeemed...............................................................(506,203).................(200,661)

Total capital share transactions.....................................................3,763,098...................955,852

Total Increase (Decrease) in Net Assets......................................2,763,123...................851,023

Net Assets...............

Beginning of year...................................................................................951,023..................100,000

End of year (including undistributed net investment

...............income of $0 and $33,416, respectively.)......................$3,714,146...............$951,023

..............................

..............................

Capital Share Activity*..............................

Shares sold...............................................................................................31,297.....................58,573

Reinvestment of distributions.................................................................1,838..................................-

Shares issued from merger (See Note A).......................................251,200..................................-

Shares redeemed................................................................................(32,924)....................(11,166)

Total capital share activity....................................................................251,411......................47,407

*...............On March 29, 2001, the Fund distributed shares at a net asset value of $15.00 per share to its shareholders. As a result of this transaction, the Capital Share Activity has been restated to reflect this change. See Note A.

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert South Africa Fund (the "Fund"), a series of Calvert Impact Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Impact Fund, Inc., was organized as a Maryland corporation on August 10, 2000. The Fund began operations on March 29, 2001 and offers one class of shares, Class A. Class A shares of the Fund are sold with a maximum front-end sales charge of 4.75%.

On March 29, 2001, the Fund acquired substantially all the net assets of Calvert New Africa Fund and The RISA Fund, pursuant to the Agreements and Plans of Reorganization dated December 7, 2000 and February 6, 2001, respectively, and approved by shareholders of Calvert New Africa Fund on March 29, 2001 and The RISA Fund on March 28, 2001. The acquisition was accomplished by a transfer of all the assets and assumption of certain liabilities of Calvert New Africa Fund (valued at $3,768,001) and The RISA Fund (valued at $743,859) to the Fund. Following the transfer, 251,200 shares of the Fund were distributed to shareholders in liquidation of the Calvert New Africa Fund and 49,598 shares of the Fund were distributed to shareholders in liquidation of The RISA Fund. The Reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Calvert New Africa Fund's net assets at the date of the acquisition, including $823,620 of unrealized depreciation and $4,112,600 of net realized loss were combined with those of The RISA Fund.

For financial reporting purposes, The RISA Fund (inception October 1, 1999) is deemed the accounting survivor and its operations are combined with that of the Fund in presenting the Fund's Statement of Operations, Statements of Changes in Net Assets, and Financial Highlights.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2001, $111,962 or 3% of net assets, were valued by the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date, and interest income is recognized on an accrual basis.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The RISA Fund's shares were charged a redemption fee of 2%, payable to the Fund, if redeemed within two years of purchase. The redemption fee charge was eliminated effective March 30, 2001.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert") which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of 1.05% of the Fund's average daily net assets.

The Advisor utilizes the services of two Subadvisors, RISA Investment Advisers, LLC and African Harvest Fund Managers (PTY) Limited. The Advisor pays each Subadvisor from its fee, .40% of the Fund's average daily net assets.

The Advisor and one of the Subadvisors have agreed to limit annual fund operating expenses (net of expense offset arrangements) through March 29, 2002. The contractual expense cap is 2.25%. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. For the period beginning March 29, 2001 through September 30, 2001, the total of such expenses reimbursed was $52,692.

For the period October 1, 2000 to March 29, 2001, the Advisor of The RISA Fund was RISA Investment Advisers, LLC ("RIA"). As compensation for its services, RIA received a monthly fee based on an annual rate of 1.25% of the Fund's average daily net assets. RIA had voluntarily agreed to waive its fees, and if necessary, reimburse expenses of the Fund for the period October 1, 2000 to March 29, 2001, to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 2.00% of the average daily net assets of the Fund. The total of such expenses in excess of the 2.00% expense limitation reimbursed by RIA was $111,063.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% of the average daily net assets of the Fund.

For the period October 1, 2000 to March 29, 2001, PFPC, Inc., a wholly-owned subsidiary of the PNC Financial Services Group, served as The RISA Fund's administrative and accounting agent.

Calvert Distributors, Inc. ("CDI") and BOE Securities, Inc. ("BOE") are the distributors and principal underwriters for the Fund. CDI is an affiliate of the Advisor. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A may not exceed, on an annual basis, .35% of the Fund's average daily net assets.

The Distributor received $1,168 as its portion of commissions charged on sales of the Fund's shares for the period ended September 20, 2001.

For the period October 1, 2000 to March 29, 2001, BOE served as the distributor of The RISA Fund's shares. As compensation for its services, BOE received a fee (which was accrued daily and paid quarterly at an annual rate of .25% of the Fund's average daily net assets). Effective June 1, 2000, BOE received a monthly fee of $1,000 plus reimbursement of out-of-pocket expenses from the Fund.

Calvert Shareholder Services, Inc. ("CSSI") is the shareholder servicing agent for the Fund. For its services, CSSI received $3,620 for the period beginning March 29, 2001 through September 30, 2001. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

For the period October 1, 2000 to March 29, 2001, PFPC Inc. served as The RISA Fund's transfer and dividend disbursing agent.

Each Director of Calvert Impact Fund, Inc., who is not affiliated with the Advisor receives an annual fee of $5,000 that is allocated to each of the funds in the series served.

Mossie Holdings (Pty) Ltd., ("Mossie Holdings") which is an affiliate because the Fund owns over 5% of the voting securities, was purchased by the Calvert New Africa Fund on September 18, 1997 at a local currency (South African Rand) basis of R1,010,000, equivalent to $215,950 U.S. Dollars. This investment constitutes ownership of 25 ordinary shares of Mossie Holdings. At September 30, 2001, this investment was valued at the U.S. dollar equivalent of the Fund's cost.

During the year, there were three purchases of a security, Satrix 40, that caused a violation of the Fund's policy concerning Section 12(d)(1) of the Investment Company Act of 1940. This rule generally prohibits more than 5% of a fund's total assets from being invested in shares of another investment company. In this case, the investment had depreciated in value and the Fund consequently incurred a loss. The violation had later been corrected and the Advisor reimbursed the Fund $6,921 to cover the loss.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $3,557,731 and $4,321,143, respectively.

The cost of investments owned at September 30, 2001 for Federal income tax purposes was $4,721,782. Net unrealized depreciation aggregated $1,605,805, of which $83,936 related to appreciated securities and $1,689,741 related to depreciated securities.

The table below presents the net capital loss carryforwards as of September 30, 2001 with expiration dates:

..............Capital Loss

...............Carryforwards.........Expiration Dates

...............$1,655,080...............9/30/06

....................821,220...............9/30/07

...................1,721,430.............9/30/08

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2001.

Note E - Subsequent Event

Effective October 31, 2001, the Fund's equity investment in Mossie Holdings was valued at $0. On that date, the Advisor received additional information indicating the financial condition of Mossie Holdings had significantly deteriorated. Based on this information, it was determined that this security should be marked down accordingly.

Change In Independent Auditor

Arthur Andersen LLP was selected by the Board of Directors to serve as the Fund's independent auditor. PricewaterhouseCoopers LLP served as the independent auditor for The RISA Fund. The change in independent auditor was the result of the approved Plan of Reorganization.

The report on the financial statements audited by PricewaterhouseCoopers for the year ended September 30, 2000 for the Fund did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

Financial Highlights

............................................................................................................................................Periods Ended

...........................................................................................................................September 30,.........September 30,

Class A Shares.......................................................................................................2001 #.....................2000 ^#

Net asset value, beginning.....................................................................................$17.87...............$17.13

Income from investment operations

Distributions from

...............Net investment income................................................................................(.62)............................-

Total increase (decrease) in net asset value.......................................................(5.68).........................74

Net asset value, ending..........................................................................................$12.19..................$17.87

Total return*...............................................................................................(29.17%)Ω................4.30%

Ratios to average net assets:

...............Net investment income.....................................................................................88%................1.49%

...............Total expenses................................................................................................8.40%..............35.18%

...............Expenses before offsets...............................................................................2.26%..............35.18%

...............Net expenses...................................................................................................2.21%................2.00%

Portfolio turnover..............................................................................................................173%.................203%

Net assets, ending (in thousands)...........................................................................$3,714....................$951

#...............On March 29, 2001, the Fund distributed shares at a net asset value of $15.00 per share to its shareholders. As a result of this transaction, the Financial Highlights have been restated to reflect this change. See Note A

*...............Total return is not annualized for periods less than one year and does not reflect deduction of any front-end sales charge.

^...............From October 1, 1999 inception.

Ω...............The Advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by .13%.

See notes to financial statements.

Calvert

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Calvert Group

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Principal Underwriter

Calvert Distributors, Inc.

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Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

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